Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events
Subsequent Events

25.   SUBSEQUENT EVENTS

Acquisition of the Timóteo–Mesquita Transmission Company

On February 26, 2025, Cemig GT entered into an Asset Purchase and Sale Agreement (APSA) for the acquisition of 100% of the share capital of Empresa de Transmissão Timóteo‑Mesquita (ETTM), owned by the Fram Capital Group. On January 29, 2026, Cemig GT completed the acquisition of the entire share capital of ETTM.

The agreed price was R$30, and the Annual Permitted Revenue (RAP) of the assets amounts to R$5.7. ETTM’s transmission assets are connected to Cemig’s 230 kV Basic Grid and are located in the Vale do Aço region in the state of Minas Gerais.

This transaction constitutes a non-adjusting event after the reporting period and, therefore, no amounts related to this business combination have been recognized in these financial statements. The acquisition will be accounted for as a business combination under IFRS 3 using the acquisition method. As of the date these financial statements were authorized for issuance, the acquisition-date fair value measurement of the identifiable assets acquired and liabilities assumed had not been completed. Accordingly, the information required by IFRS 3.B64, including (among others) the acquisition-date fair values of the major classes of assets acquired and liabilities assumed and the resulting amount of goodwill (or gain on a bargain purchase), is not yet available. As a result, management is currently unable to reasonably estimate the financial effects of this business combination on the Group’s financial position and results of operations.

Acquisition of 51% of the Shares of Hidrelétrica Pipoca S.A.

On August 14, 2025, Cemig GT exercised its preemptive right to acquire 51% of the shares of Hidrelétrica Pipoca S.A. held by Serena Geração S.A., a wholly owned subsidiary of Serena Energia S.A. This preemptive right, as provided for in the Shareholders’ Agreement, arises from the transfer of indirect control of PCH Pipoca, which was completed on November 4, 2025.

Approval by both CADE and ANEEL was obtained in 2026.

On December 31, 2025, Cemig GT holds 49% of the shares of PCH Pipoca. The acquisition of the remaining 51% resulted in full ownership of the assets by the Company, PCH Pipoca, which has an installed capacity of 20 MW and an average assured energy of 11.9 MW.

The transaction was completed on March 25, 2026. The transaction amount, as adjusted by 100% of the CDI benchmark rate from May 15, 2025 through the date of the auction of the Public Tender Offer for Acquisition of Shares of Serena Energia S.A., totaled R$39.

This transaction constitutes a non-adjusting event after the reporting period and, therefore, no amounts related to this business combination have been recognized in these financial statements. The acquisition will be accounted for as a business combination under IFRS 3 using the acquisition method. As of the date these financial statements were authorized for issuance, the acquisition-date fair value measurement of the identifiable assets acquired and liabilities assumed had not been completed. Accordingly, the information required by IFRS 3.B64, including (among others) the acquisition-date fair values of the major classes of assets acquired and liabilities assumed and the resulting amount of goodwill (or gain on a bargain purchase), is not yet available. As a result, management is currently unable to reasonably estimate the financial effects of this business combination on the Group’s financial position and results of operations.

Declaration of interest on equity (JCP)

On March 19, 2026, the Company’s Board of Directors approved the declaration of interest on equity (JCP) related to the first quarter of 2026, in the amount of R$658, to be paid in two equal installments the first by June 30, 2027, and the second by December 30, 2027. Shareholders whose names were recorded in the Shareholders’ Registry Book on March 24, 2026, are entitled to receive the payment.

Cash flow hedge operation

On April 1, 2026, Cemig D entered into a foreign loan agreement in the amount of US$280, pursuant to Brazilian Law No. 4,131/62. As the Company’s functional currency differs from the currency of the borrowing, a full cross-currency swap was contracted, in accordance with its hedging policy, with the objective of mitigating exposure to foreign exchange rate fluctuations. This derivative instrument has been designated for hedge accounting purposes as a cash flow hedge, with a notional amount of US$280, corresponding to R$1,461. This transaction constitutes a non-adjusting event after the reporting period.

15th debenture issuance – Cemig D

On April 10, 2026, CEMIG D completed the financial settlement of its 15th issuance of simple debentures, non-convertible into shares, unsecured, with additional personal guarantee, issued in a single series, for public distribution under the automatic registration procedure with the Brazilian Securities and Exchange Commission, which are guaranteed by Cemig.

A total of one million, one hundred and fifty thousand Debentures were issued, resulting in an aggregate principal amount of R$1,150, subscribed as described below:

Quantity	R$	Rate	Maturity	Amortization
1,150,000	1,150	IPCA + 6.9416% p.a	15 years	Semiannual, starting in march 2029

The proceeds obtained by Cemig D from the Issuance will be exclusively allocated to the reimbursement of costs, expenses and/or indebtedness related to the implementation of a project classified as priority infrastructure, pursuant to Brazilian Law No. 12,431, of June 24, 2011, as amended. This transaction constitutes a non-adjusting event after the reporting period.